Distribution Date:	10/13/21	COMM 2015-CCRE26 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-16		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25	Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
		Controlling Class	TCA SPV IV LLC
Historical Bond / Collateral Loss Reconciliation Detail	28	Representative
Interest Shortfall Detail - Collateral Level	29		James Jordan		TaconicCRE@taconiccap.com
Supplemental Notes	30		c/o Taconic Capital Advisors L.P.,280 Park Avenue, 5th Floor | New York, NY 10017

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593QBA7	1.604000%	36,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593QBB5	2.881000%	44,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593QBC3	3.373000%	76,831,000.00	62,665,905.68	2,746,293.52	176,143.42	213,311.72	0.00	3,135,748.66	59,919,612.16	33.06%	30.00%
A-3	12593QBD1	3.359000%	225,000,000.00	224,289,795.89	2,644,339.17	627,824.52	204,334.41	0.00	3,476,498.10	221,645,456.72	33.06%	30.00%
A-4	12593QBE9	3.630000%	381,056,000.00	381,056,000.00	0.00	1,152,694.40	0.00	0.00	1,152,694.40	381,056,000.00	33.06%	30.00%
A-M	12593QBG4	4.085000%	47,726,000.00	47,726,000.00	0.00	162,467.26	0.00	0.00	162,467.26	47,726,000.00	28.24%	25.63%
B	12593QBH2	4.478093%	72,272,000.00	72,272,000.00	0.00	269,700.60	0.00	0.00	269,700.60	72,272,000.00	20.94%	19.00%
C	12593QBJ8	4.478093%	54,545,000.00	54,545,000.00	0.00	203,547.98	0.00	0.00	203,547.98	54,545,000.00	15.43%	14.00%
D	12593QBK5	3.478093%	61,363,000.00	61,363,000.00	0.00	177,855.17	0.00	0.00	177,855.17	61,363,000.00	9.23%	8.38%
E	12593QAL4	3.250000%	15,000,000.00	15,000,000.00	0.00	40,625.00	0.00	0.00	40,625.00	15,000,000.00	7.71%	7.00%
F	12593QAN0	3.250000%	13,636,000.00	13,636,000.00	0.00	36,930.83	0.00	0.00	36,930.83	13,636,000.00	6.34%	5.75%
G	12593QAQ3	3.250000%	28,636,000.00	28,636,000.00	0.00	77,555.83	0.00	0.00	77,555.83	28,636,000.00	3.44%	3.13%
H*	12593QAS9	3.250000%	34,090,914.00	34,090,914.00	0.00	71,064.90	0.00	0.00	71,064.90	34,090,914.00	0.00%	0.00%
V	12593QAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,895,914.00	995,280,615.57	5,390,632.69	2,996,409.91	417,646.13	0.00	8,804,688.73	989,889,982.88

Notional Certificates
X-A	12593QBF6	0.925177%	811,353,000.00	715,737,701.57	0.00	551,820.29	150,683.61	0.00	702,503.90	710,347,068.88
X-B	12593QAA8	0.000000%	126,817,000.00	126,817,000.00	0.00	0.00	0.00	0.00	0.00	126,817,000.00
X-C	12593QAC4	1.000000%	61,363,000.00	61,363,000.00	0.00	51,135.83	0.00	0.00	51,135.83	61,363,000.00
X-D	12593QAE0	1.228093%	28,636,000.00	28,636,000.00	0.00	29,306.39	0.00	0.00	29,306.39	28,636,000.00
X-E	12593QAG5	1.228093%	28,636,000.00	28,636,000.00	0.00	29,306.39	0.00	0.00	29,306.39	28,636,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	12593QAJ9	1.228093%	34,090,914.00	34,090,914.00	0.00	34,889.01	0.00	0.00	34,889.01	34,090,914.00
Notional SubTotal			1,090,895,914.00	995,280,615.57	0.00	696,457.91	150,683.61	0.00	847,141.52	989,889,982.88

Deal Distribution Total					5,390,632.69	3,692,867.82	568,329.74	0.00	9,651,830.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593QBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593QBC3	815.63308664	35.74460205	2.29260871	0.00000000	0.00000000	2.77637568	0.00000000	40.81358644	779.88848460
A-3	12593QBD1	996.84353729	11.75261853	2.79033120	0.00000000	0.00000000	0.90815293	0.00000000	15.45110267	985.09091876
A-4	12593QBE9	1,000.00000000	0.00000000	3.02500000	0.00000000	0.00000000	0.00000000	0.00000000	3.02500000	1,000.00000000
A-M	12593QBG4	1,000.00000000	0.00000000	3.40416670	0.00000000	0.00000000	0.00000000	0.00000000	3.40416670	1,000.00000000
B	12593QBH2	1,000.00000000	0.00000000	3.73174397	0.00000000	0.00000000	0.00000000	0.00000000	3.73174397	1,000.00000000
C	12593QBJ8	1,000.00000000	0.00000000	3.73174406	0.00000000	0.00000000	0.00000000	0.00000000	3.73174406	1,000.00000000
D	12593QBK5	1,000.00000000	0.00000000	2.89841061	0.00000000	0.00000000	0.00000000	0.00000000	2.89841061	1,000.00000000
E	12593QAL4	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	12593QAN0	1,000.00000000	0.00000000	2.70833309	0.00000000	0.00000000	0.00000000	0.00000000	2.70833309	1,000.00000000
G	12593QAQ3	1,000.00000000	0.00000000	2.70833322	0.00000000	0.00000000	0.00000000	0.00000000	2.70833322	1,000.00000000
H	12593QAS9	1,000.00000000	0.00000000	2.08457010	0.62376327	8.54538720	0.00000000	0.00000000	2.08457010	1,000.00000000
V	12593QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593QBF6	882.15326938	0.00000000	0.68012356	0.00000000	0.00000000	0.18571893	0.00000000	0.86584249	875.50926524
X-B	12593QAA8	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593QAC4	1,000.00000000	0.00000000	0.83333328	0.00000000	0.00000000	0.00000000	0.00000000	0.83333328	1,000.00000000
X-D	12593QAE0	1,000.00000000	0.00000000	1.02341074	0.00000000	0.00000000	0.00000000	0.00000000	1.02341074	1,000.00000000
X-E	12593QAG5	1,000.00000000	0.00000000	1.02341074	0.00000000	0.00000000	0.00000000	0.00000000	1.02341074	1,000.00000000
X-F	12593QAJ9	1,000.00000000	0.00000000	1.02341081	0.00000000	0.00000000	0.00000000	0.00000000	1.02341081	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	176,143.42	0.00	176,143.42	0.00	0.00	0.00	176,143.42	0.00
A-3	09/01/21 - 09/30/21	30	0.00	627,824.52	0.00	627,824.52	0.00	0.00	0.00	627,824.52	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,152,694.40	0.00	1,152,694.40	0.00	0.00	0.00	1,152,694.40	0.00
X-A	09/01/21 - 09/30/21	30	0.00	551,820.29	0.00	551,820.29	0.00	0.00	0.00	551,820.29	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/21 - 09/30/21	30	0.00	51,135.83	0.00	51,135.83	0.00	0.00	0.00	51,135.83	0.00
X-D	09/01/21 - 09/30/21	30	0.00	29,306.39	0.00	29,306.39	0.00	0.00	0.00	29,306.39	0.00
X-E	09/01/21 - 09/30/21	30	0.00	29,306.39	0.00	29,306.39	0.00	0.00	0.00	29,306.39	0.00
X-F	09/01/21 - 09/30/21	30	0.00	34,889.01	0.00	34,889.01	0.00	0.00	0.00	34,889.01	0.00
A-M	09/01/21 - 09/30/21	30	0.00	162,467.26	0.00	162,467.26	0.00	0.00	0.00	162,467.26	0.00
B	09/01/21 - 09/30/21	30	0.00	269,700.60	0.00	269,700.60	0.00	0.00	0.00	269,700.60	0.00
C	09/01/21 - 09/30/21	30	0.00	203,547.98	0.00	203,547.98	0.00	0.00	0.00	203,547.98	0.00
D	09/01/21 - 09/30/21	30	0.00	177,855.17	0.00	177,855.17	0.00	0.00	0.00	177,855.17	0.00
E	09/01/21 - 09/30/21	30	0.00	40,625.00	0.00	40,625.00	0.00	0.00	0.00	40,625.00	0.00
F	09/01/21 - 09/30/21	30	0.00	36,930.83	0.00	36,930.83	0.00	0.00	0.00	36,930.83	0.00
G	09/01/21 - 09/30/21	30	0.00	77,555.83	0.00	77,555.83	0.00	0.00	0.00	77,555.83	0.00
H	09/01/21 - 09/30/21	30	270,055.40	92,329.56	0.00	92,329.56	21,264.66	0.00	0.00	71,064.90	291,320.06
Totals			270,055.40	3,714,132.48	0.00	3,714,132.48	21,264.66	0.00	0.00	3,692,867.82	291,320.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	9,651,830.25
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,729,894.91	Master Servicing Fee	10,047.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,273.48
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	414.70
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,816.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,729,894.91	Total Fees	15,762.44

Principal		Expenses/Reimbursements
Scheduled Principal	1,253,850.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	4,136,782.65	Special Servicing Fees (Monthly)	18,550.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,714.59
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,390,632.71	Total Expenses/Reimbursements	21,264.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	568,329.74	Interest Distribution	3,692,867.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,390,632.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	568,329.74
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	568,329.74	Total Payments to Certificateholders and Others	9,651,830.25
Total Funds Collected	9,688,857.36	Total Funds Distributed	9,688,857.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	995,280,615.76	995,280,615.76	Beginning Certificate Balance	995,280,615.57
(-) Scheduled Principal Collections	1,253,850.06	1,253,850.06	(-) Principal Distributions	5,390,632.69
(-) Unscheduled Principal Collections	4,136,782.65	4,136,782.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.02)	(0.02)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	989,889,983.07	989,889,983.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	995,825,785.00	995,825,785.00	Ending Certificate Balance	989,889,982.88
Ending Actual Collateral Balance	990,408,902.96	990,408,902.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP
	7,499,999 or less	21	96,711,871.92	9.77%	46	4.7479	1.553893	1.39 or less	21	274,372,639.67	27.72%	46	4.8123	0.711229
7,500,000 to 14,999,999		14	133,868,591.68	13.52%	44	4.6563	1.536041	1.40 to 1.44	2	39,591,260.42	4.00%	47	4.6660	1.417969
15,000,000 to 24,999,999		3	63,644,078.15	6.43%	46	4.6028	1.332169	1.45 to 1.54	6	176,666,198.24	17.85%	45	4.4441	1.502256
25,000,000 to 49,999,999		11	415,646,479.28	41.99%	46	4.5559	1.439620	1.55 to 1.99	10	190,705,140.23	19.27%	45	4.6221	1.871306
50,000,000 to 99,999,999		2	136,682,130.25	13.81%	46	3.8431	2.829332	2.00 to 2.49	8	158,844,934.70	16.05%	45	4.3096	2.121739
	100,000,000 or greater	1	111,132,691.50	11.23%	46	4.6100	1.940000	2.50 to 2.99	3	15,505,669.52	1.57%	47	4.4567	2.860430
	Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381	3.00 or greater	2	102,000,000.00	10.30%	47	3.7390	3.788773
								Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP	Texas	2	15,378,856.99	1.55%	46	4.8910	0.668522
Arizona	1	7,348,786.12	0.74%	45	4.9050	0.992200	Virginia	4	47,096,312.35	4.76%	45	4.5173	0.942234
California	13	163,098,238.88	16.48%	45	4.3355	2.076265	Washington	2	33,459,178.50	3.38%	46	4.6763	(0.007825)
Colorado	1	34,236,662.83	3.46%	47	4.6200	1.413100	West Virginia	1	3,339,584.61	0.34%	46	4.4850	1.876800
Connecticut	1	12,088,673.26	1.22%	46	4.6680	1.118000	Wisconsin	2	8,434,117.00	0.85%	46	4.7506	1.419613
Florida	5	29,241,446.31	2.95%	38	4.7765	1.559904	Totals	94	989,889,983.07	100.00%	46	4.4976	1.700381
Georgia	2	79,098,515.86	7.99%	44	4.2044	1.501426
									Property Type³
Hawaii	1	10,015,711.89	1.01%	46	4.8200	1.187200
Illinois	5	124,331,244.86	12.56%	46	4.5959	1.952020		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	8	16,204,879.41	1.64%	45	4.4242	1.771131		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	3,094,778.00	0.31%	45	4.2400	2.048100	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP
Kansas	1	5,570,600.00	0.56%	45	4.2400	2.048100	Industrial	31	98,249,976.76	9.93%	46	4.4908	1.943628
Kentucky	5	7,482,957.21	0.76%	45	4.3060	2.061500	Lodging	13	137,154,153.69	13.86%	45	4.5604	0.485164
Massachusetts	1	10,086,846.54	1.02%	47	4.8690	1.689100	Mixed Use	3	89,319,778.61	9.02%	44	4.3275	1.839191
Michigan	3	20,098,179.24	2.03%	47	4.7305	1.756858	Mobile Home Park	4	63,972,147.34	6.46%	46	4.6094	1.523176
Missouri	1	4,023,210.00	0.41%	45	4.2400	2.048100	Multi-Family	6	23,490,425.90	2.37%	47	4.8369	1.919672
New Jersey	1	19,623,185.26	1.98%	46	4.3600	1.955600	Office	14	385,475,572.14	38.94%	46	4.5265	2.149761
New York	4	117,875,261.60	11.91%	47	4.2012	3.010984	Other	1	5,819,912.06	0.59%	44	4.6350	1.253000
North Carolina	5	12,138,998.72	1.23%	46	4.3046	2.667504	Retail	18	154,203,874.53	15.58%	44	4.3654	1.563478
Ohio	4	13,804,414.87	1.39%	47	4.7924	2.019658	Totals	94	989,889,983.07	100.00%	46	4.4976	1.700381
Oklahoma	3	12,812,380.00	1.29%	45	4.2400	2.048100
Oregon	1	30,167,865.63	3.05%	46	4.6000	(0.543400)
Pennsylvania	3	91,751,769.69	9.27%	47	4.8818	1.199345
South Carolina	2	7,836,410.51	0.79%	45	4.3455	2.387918
Tennessee	7	17,946,774.89	1.81%	45	4.5351	1.523435

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP
	4.4999% or less	14	385,075,119.95	38.90%	45	4.1068	2.363380	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	18	318,580,160.76	32.18%	45	4.6125	1.217160	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	20	254,030,562.07	25.66%	47	4.9436	1.352357	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381	37 months to 48 months	1	7,700,000.00	0.78%	16	4.6905	1.613100
								49 months or greater	51	949,985,842.78	95.97%	46	4.4954	1.714721
								Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP
	60 months or less	52	957,685,842.78	96.75%	46	4.4970	1.713904	Interest Only	7	171,870,000.00	17.36%	44	3.9376	3.169352
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	45	785,815,842.78	79.38%	46	4.6193	1.395575
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381	Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	32,204,140.29	3.25%	45	4.5147	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	45	883,688,456.24	89.27%	46	4.4817	1.786475
	13 months to 24 months	6	68,177,474.48	6.89%	45	4.6839	0.812613
	25 months or greater	1	5,819,912.06	0.59%	44	4.6350	1.253000
	Totals	56	989,889,983.07	100.00%	46	4.4976	1.700381
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100457	OF	Chicago	IL	Actual/360	4.610%	427,559.68	162,668.82	0.00	N/A	08/06/25	--	111,295,360.30	111,132,691.50	10/06/21
2	304641002	OF	New York	NY	Actual/360	3.560%	207,678.33	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	10/06/21
3	656100428	RT	Newnan	GA	Actual/360	4.140%	230,400.85	100,724.89	0.00	N/A	06/06/25	--	66,782,855.14	66,682,130.25	10/06/21
4	406100318	MH	Huntington Beach	CA	Actual/360	4.485%	181,141.57	81,871.54	0.00	N/A	08/06/25	--	48,465,971.25	48,384,099.71	10/06/21
5	407000539	OF	Wayne	PA	Actual/360	4.769%	181,932.73	65,101.31	0.00	N/A	08/06/25	--	45,774,037.73	45,708,936.42	10/06/21
6	407000559	OF	Media	PA	Actual/360	5.015%	178,643.66	66,013.55	0.00	N/A	09/06/25	--	42,750,502.76	42,684,489.21	09/06/21
7	406100308	MU	Santa Monica	CA	Actual/360	3.999%	149,962.50	0.00	0.00	N/A	04/06/25	--	45,000,000.00	45,000,000.00	10/06/21
8	406100328	OF	Various	NY	Actual/360	5.220%	177,536.03	63,825.84	0.00	N/A	09/06/25	--	40,812,879.40	40,749,053.56	10/06/21
9	304641009	MU	Avon	CO	Actual/360	4.620%	132,015.08	52,967.43	0.00	N/A	09/06/25	--	34,289,630.26	34,236,662.83	10/06/21
10	656100444	IN	Various	Various	Actual/360	4.306%	125,278.54	48,049.80	0.00	N/A	07/01/25	--	34,912,737.95	34,864,688.15	10/01/21
11	304641011	LO	Portland	OR	Actual/360	4.600%	115,851.81	54,346.12	0.00	N/A	08/06/25	--	30,222,212.11	30,167,865.99	10/06/21
12	302691133	LO	Seattle	WA	Actual/360	4.590%	114,178.86	0.00	0.00	N/A	08/06/25	--	29,850,683.41	29,850,683.41	10/06/20
13	656100440	LO	Various	Various	Actual/360	4.240%	113,066.67	0.00	0.00	N/A	07/06/25	--	32,000,000.00	32,000,000.00	10/06/21
14	656100456	OF	Rancho Cucamonga	CA	Actual/360	4.130%	110,133.33	0.00	0.00	N/A	08/06/25	--	32,000,000.00	32,000,000.00	10/06/21
15	304641015	LO	Alexandria	VA	Actual/360	4.590%	95,178.10	59,120.16	0.00	N/A	06/01/25	--	24,883,163.70	24,824,043.54	10/01/21
17	304641017	IN	Perth Amboy	NJ	Actual/360	4.360%	71,420.62	33,866.57	0.00	N/A	08/06/25	--	19,657,051.83	19,623,185.26	10/06/21
18	407000534	MF	Various	Various	Actual/360	4.867%	77,990.55	30,403.83	0.00	N/A	09/06/25	--	19,227,253.18	19,196,849.35	10/06/21
19	656100466	MF	University Place	WA	Actual/360	4.400%	55,213.39	21,403.03	0.00	N/A	09/06/25	--	15,058,196.64	15,036,793.61	10/06/21
20	407000523	LO	El Paso	TX	Actual/360	4.939%	53,448.59	23,317.78	0.00	N/A	08/06/25	--	12,986,092.64	12,962,774.86	06/06/21
21	406100322	OF	Greenwich	CT	Actual/360	4.668%	47,113.02	22,643.66	0.00	N/A	08/06/25	--	12,111,316.81	12,088,673.15	10/06/21
22	304641022	IN	Atlanta	GA	Actual/360	4.550%	47,157.25	20,691.31	0.00	N/A	09/06/25	--	12,437,076.92	12,416,385.61	10/06/21
23	304641023	MU	Summerfield	FL	Actual/360	4.800%	40,406.94	18,617.91	0.00	N/A	07/06/25	--	10,101,733.93	10,083,116.02	03/06/20
24	304641024	IN	Holliston	MA	Actual/360	4.869%	41,002.09	18,412.99	0.00	N/A	09/06/25	--	10,105,259.53	10,086,846.54	10/06/21
25	407000528	RT	Castle Rock	CO	Actual/360	4.620%	37,905.42	15,280.15	0.00	N/A	04/06/25	--	9,844,499.34	9,829,219.19	10/06/21
26	656100455	RT	Kapolei	HI	Actual/360	4.820%	40,286.58	14,141.48	0.00	N/A	08/06/25	--	10,029,853.37	10,015,711.89	10/06/21
27	407000537	IN	Newport News	VA	Actual/360	4.700%	35,223.10	16,643.69	0.00	N/A	09/06/25	--	8,992,176.37	8,975,532.68	10/06/21
28	304641028	MH	Lancaster	CA	Actual/360	4.936%	35,528.98	15,431.46	0.00	N/A	09/06/25	--	8,636,640.47	8,621,209.01	10/06/21
29	656100458	RT	Virginia Beach	VA	Actual/360	4.210%	29,471.88	16,795.42	0.00	N/A	08/06/25	--	8,400,534.54	8,383,739.12	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	656100439	RT	Knoxville	TN	Actual/360	4.540%	32,414.67	14,419.29	0.00	N/A	07/06/25	--	8,567,755.42	8,553,336.13	10/06/21
31	304641031	LO	Scottsdale	AZ	Actual/360	4.905%	30,110.44	17,682.32	0.00	N/A	07/06/25	--	7,366,468.69	7,348,786.37	08/06/21
32	407000538	RT	Various	NC	Actual/360	4.304%	31,455.07	0.00	0.00	N/A	09/06/25	--	8,770,000.00	8,770,000.00	10/06/21
33	304641033	OF	Troy	MI	Actual/360	4.857%	31,031.74	13,860.71	0.00	N/A	09/06/25	--	7,666,101.23	7,652,240.52	10/06/21
34	304641034	OF	Santa Monica	CA	Actual/360	4.949%	21,528.15	0.00	0.00	N/A	09/06/25	--	5,220,000.00	5,220,000.00	10/06/21
35	304641035	OF	Los Angeles	CA	Actual/360	4.949%	13,114.85	0.00	0.00	N/A	09/06/25	--	3,180,000.00	3,180,000.00	10/06/21
37	406100310	RT	Petaluma	CA	Actual/360	4.060%	25,621.43	13,810.80	0.00	N/A	06/06/25	--	7,572,836.95	7,559,026.15	10/06/21
39	407000536	IN	Byron Center	MI	Actual/360	4.500%	26,032.41	13,235.70	0.00	N/A	09/06/25	--	6,941,977.23	6,928,741.53	10/06/21
40	407000524	RT	Miami	FL	Actual/360	4.691%	30,097.37	0.00	0.00	N/A	02/01/23	--	7,700,000.00	7,700,000.00	10/06/21
41	407000520	OF	Great Neck Plaza	NY	Actual/360	4.672%	27,787.47	10,984.24	0.00	N/A	08/06/25	--	7,137,192.70	7,126,208.46	10/06/21
42	406100307	98	Carmel	IN	Actual/360	4.635%	22,516.95	9,718.53	0.00	N/A	06/06/25	--	5,829,630.59	5,819,912.06	10/06/21
43	304641043	OF	Brighton	MI	Actual/360	4.844%	22,311.51	10,013.71	0.00	N/A	09/06/25	--	5,527,210.69	5,517,196.98	10/06/21
44	407000527	IN	Modesto	CA	Actual/360	4.960%	22,182.01	12,018.52	0.00	N/A	08/06/25	--	5,366,616.11	5,354,597.59	10/06/21
45	407000529	RT	Las Vegas	NV	Actual/360	4.503%	18,151.87	9,218.76	0.00	N/A	06/06/25	--	4,837,274.55	4,828,055.79	10/06/21
46	656100465	RT	Virginia Beach	VA	Actual/360	4.340%	17,794.23	7,066.92	0.00	N/A	09/06/25	--	4,920,064.10	4,912,997.18	10/06/21
47	407000526	RT	La Mirada	CA	Actual/360	4.600%	17,172.21	8,460.01	0.00	N/A	08/06/25	--	4,479,706.45	4,471,246.44	10/06/21
48	406100320	RT	Romeoville	IL	Actual/360	4.929%	17,776.77	7,782.79	0.00	N/A	08/06/25	--	4,327,879.63	4,320,096.84	10/06/21
49	656100446	MF	Cudahy	WI	Actual/360	4.700%	16,848.03	8,046.58	0.00	N/A	07/06/25	--	4,301,623.54	4,293,576.96	10/06/21
50	304641050	RT	Nashville	TN	Actual/360	4.800%	17,117.46	7,804.14	0.00	N/A	09/06/25	--	4,279,364.56	4,271,560.42	10/06/21
51	304641051	RT	Defuniak Springs	FL	Actual/360	4.721%	16,633.56	7,801.78	0.00	N/A	09/06/25	--	4,227,976.40	4,220,174.62	10/06/21
52	407000531	RT	Menomonee Falls	WI	Actual/360	4.803%	16,608.84	9,076.92	0.00	N/A	09/06/25	--	4,149,617.36	4,140,540.44	10/06/21
53	406100319	OF	Atlanta	GA	Actual/360	4.344%	15,004.57	4,144,909.90	0.00	N/A	08/06/25	--	4,144,909.90	0.00	10/06/21
54	406100316	RT	Hilton Head Island	SC	Actual/360	4.393%	13,042.24	6,971.66	0.00	N/A	07/06/25	--	3,562,641.18	3,555,669.52	10/06/21
55	304641055	MH	Edgewood	WA	Actual/360	5.390%	16,235.38	6,060.66	0.00	N/A	08/06/25	--	3,614,555.01	3,608,494.35	10/06/21
56	407000530	RT	Red Bluff	CA	Actual/360	4.851%	13,408.27	8,765.49	0.00	N/A	09/06/25	--	3,316,827.19	3,308,061.70	10/06/21
57	304641057	MH	Etters	PA	Actual/360	4.723%	13,243.71	6,206.21	0.00	N/A	09/06/25	--	3,364,549.96	3,358,343.75	10/06/21
58	406100321	RT	Ranson	WV	Actual/360	4.485%	12,501.14	5,201.67	0.00	N/A	08/06/25	--	3,344,786.28	3,339,584.61	10/06/21
59	656100449	MH	Charlevoix	MI	Actual/360	4.810%	10,079.75	4,627.81	0.00	N/A	07/06/25	--	2,514,699.51	2,510,071.70	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
60	407000521	OF	Mission	TX	Actual/360	4.633%	9,346.66	4,548.85	0.00	N/A	08/06/25	--	2,420,630.95	2,416,082.10 10/06/21
Totals							3,729,894.91	5,390,632.71	0.00				995,280,615.76	989,889,983.07
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	45,731,584.00	24,985,128.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	116,367,987.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,914,002.74	3,137,900.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,586,714.01	2,438,408.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,046,626.00	2,352,550.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,763,079.35	678,753.84	01/01/21	03/31/21	10/06/21	0.00	0.00	243,766.57	243,766.57	0.00	0.00
7	4,120,627.35	4,227,232.62	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,126,605.88	2,098,847.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,284,684.60	1,685,316.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	20,975,232.01	11,924,274.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,109,879.00)	0.00	--	--	10/06/21	0.00	0.00	0.00	0.00	0.00	0.00
12	(1,046,466.00)	(109,675.00)	01/01/21	06/30/21	10/06/21	0.00	0.00	2,293,734.71	2,293,734.71	0.00	0.00
13	1,871,772.28	3,300,772.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,905,584.96	2,277,332.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,130,746.00	733,401.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,775,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,794,497.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,754,432.00	659,432.00	10/01/19	09/30/20	10/06/21	0.00	7,790.25	76,212.30	305,080.15	0.00	0.00
21	930,544.96	489,957.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,507,704.12	853,922.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	968,788.00	253,883.00	01/01/20	03/31/20	10/06/21	0.00	0.00	58,930.57	1,120,647.13	104,909.98	0.00
24	1,273,641.00	653,992.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	715,543.23	411,783.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,401,432.69	381,272.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	993,537.00	516,577.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	909,813.00	447,838.69	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	856,764.75	421,902.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	569,040.00	0.00	--	--	10/06/21	0.00	663.14	47,371.03	94,804.50	0.00	0.00
32	1,388,465.06	648,328.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,024,146.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	496,553.82	220,875.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	380,376.25	231,318.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	990,360.56	520,505.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	957,839.40	243,004.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	602,036.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	747,065.99	190,608.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	488,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	650,382.53	287,535.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	635,855.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	434,793.96	272,513.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	456,694.42	237,320.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	554,970.20	327,990.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	423,008.98	235,282.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	385,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	440,170.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	431,228.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	886,130.94	392,042.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	633,384.46	346,611.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	350,910.93	169,627.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	409,500.03	159,439.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	317,657.00	140,942.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	380,721.00	199,354.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	118,035.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	251,585,149.25	69,762,140.59				0.00	8,453.39	2,720,015.17	4,058,033.06	104,909.98	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
53	406100319	4,136,782.65	Payoff w/ yield maintenance	0.00	568,329.74
Totals		4,136,782.65		0.00	568,329.74
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	1	7,348,786.37	0	0.00	2	23,045,890.88	1	7,348,786.37	0	0.00	0	0.00	0	0.00	1	4,136,782.65	4.497563%	4.444916%	46
09/13/21	1	7,366,468.69	1	12,986,092.64	2	39,952,417.34	1	7,366,468.69	0	0.00	0	0.00	0	0.00	0	0.00	4.497097%	4.444615%	47
08/12/21	2	20,390,614.77	0	0.00	2	39,969,617.26	1	7,383,077.18	0	0.00	0	0.00	0	0.00	0	0.00	4.497206%	4.444818%	48
07/12/21	2	20,428,507.53	0	0.00	3	69,020,121.15	1	7,399,615.81	0	0.00	2	58,884,058.18	0	0.00	0	0.00	4.497287%	4.445064%	49
06/11/21	0	0.00	0	0.00	4	82,200,155.40	1	7,417,091.21	0	0.00	0	0.00	1	719,259.33	0	0.00	4.497472%	4.443299%	50
05/12/21	0	0.00	0	0.00	4	82,340,060.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.497932%	4.454308%	50
04/12/21	0	0.00	0	0.00	4	82,490,074.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498113%	4.454475%	51
03/12/21	0	0.00	0	0.00	5	90,809,213.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498277%	4.454626%	52
02/12/21	0	0.00	1	13,143,227.13	4	77,852,823.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498488%	4.458098%	53
01/12/21	1	13,164,006.61	0	0.00	4	77,982,664.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498649%	4.458248%	54
12/11/20	0	0.00	0	0.00	4	78,111,987.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498809%	4.460311%	55
11/13/20	0	0.00	0	0.00	4	78,250,870.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.498984%	4.460473%	56
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	407000559	09/06/21	0	B	243,766.57	243,766.57	6,385.00	42,750,502.76	06/03/21	13
20	407000523	06/06/21	3	3	76,212.30	305,080.15	366,863.44	13,051,938.49	03/03/21	2
23	304641023	03/06/20	18	6	58,930.57	1,120,647.13	163,527.00	10,412,567.91	06/02/20	2
31	304641031	08/06/21	1	1	47,371.03	94,804.50	142,624.78	7,383,077.18	07/15/20	2		04/22/21
Totals					426,280.46	1,764,298.35	679,400.22	73,598,086.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		7,700,000	7,700,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		982,189,983	951,795,306	23,045,891		7,348,786
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	989,889,983	959,495,306	0	0	23,045,891	7,348,786
Sep-21	995,280,616	934,975,637	0	12,986,093	39,952,417	7,366,469
Aug-21	995,956,151	935,595,919	13,007,538	0	39,969,617	7,383,077
Jul-21	996,288,033	906,839,404	13,028,892	0	69,020,121	7,399,616
Jun-21	997,536,508	907,919,261	0	0	82,200,155	7,417,091
May-21	999,401,102	909,361,042	0	0	90,040,060	0
Apr-21	1,000,637,363	910,447,288	0	0	90,190,074	0
Mar-21	1,001,770,128	903,260,914	0	0	98,509,214	0
Feb-21	1,003,194,966	904,498,916	0	13,143,227	85,552,823	0
Jan-21	1,004,317,477	905,470,806	13,164,007	0	85,682,664	0
Dec-20	1,005,435,491	919,623,504	0	0	85,811,987	0
Nov-20	1,006,648,343	928,397,473	0	0	78,250,871	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	407000559	42,684,489.21	42,750,502.76	48,400,000.00	07/15/21	618,418.84	0.84250	03/31/21	09/06/25	287
11	304641011	30,167,865.99	30,167,865.99	34,400,000.00	04/20/21	(1,109,879.00)	(0.54340)	12/31/20	08/06/25	285
12	302691133	29,850,683.41	29,850,683.41	50,800,000.00	03/18/21	(109,675.00)	(0.15920)	06/30/21	08/06/25	285
20	407000523	12,962,774.86	13,051,938.49	15,500,000.00	06/01/21	504,192.00	0.54730	09/30/20	08/06/25	285
23	304641023	10,083,116.02	10,412,567.91	14,500,000.00	01/22/21	230,827.00	1.30350	03/31/20	07/06/25	284
31	304641031	7,348,786.37	7,383,077.18	9,400,000.00	08/18/20	569,040.00	0.99220	12/31/20	07/06/25	284
Totals		133,097,715.86	133,616,635.74	173,000,000.00		702,923.84

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	407000559	OF	PA	06/03/21	13

The loan transferred to special servicing on 6/7/21 for imminent monetary default. The collateral is a pair of office towers totaling 268,156 SF, constructed in 1986, and renovated in 2015. The collateral is located in Media, PA, a western suburb of

Philadelphia. Most recent reported occupancy is from April 2021 and was 69%, down from 90% at YE 2019. The loan is cash managed. The special servicer is reviewing the file to determine the workout strategy going forward.

11	304641011	LO	OR	06/15/20	1

COVID - Loan transferred to special servicing 6/15/2020 for payment default. The subject is a 127-room lodging property located in Portland, OR. The property was built in 1909 and renovated in 2014. The property was most recently inspected on 6/7/20 21 and found to be in good condition at that time. TTM August 2021 states 36.3% occupancy, $121.60 ADR, and $44.10 RevPAR (compared to $82.89 TTM 2020 and $140.51 TTM 2019). RevPAR Index of 113.7 compares to 126.0 in 2020 and 111.0 in 2019. The Borrower continues to make timely payments on the loan. The Borrower took the relief that was granted by Oregon House Bill 4204, which expired on 12/31/2020. Outside of the state granted relief, a loan modification is in place that cross-collateralizes this loan with the Hotel Max loan (both of which are in COMM 2015-CCRE26). The Borrower has continued to make timely payments throughout 2021. It is anticipated that the master service will

	be accepting the loan back as corrected/performing in the near future.

12	302691133	LO	WA	06/15/20	1

COVID - Loan transferred to special servicing 6/15/2020 for payment default. The loan is secured by a 163-room, full-service, boutique lodging property and adjacent 5-story parking garage. The downtown Seattle, WA property was built in 1935 and renovated in 2014. The property was most recently inspected on 6/3/2021 and found to be in good condition at that time. The property closed for operation on March 23, 2020, and recently reopened in April 2021. TTM August 2021 states

50.1% occupancy, $124 .84 ADR, and $62.49 RevPAR (compared to $107.59 TTM 2020 and $144.59 TTM 2019). RevPAR Index of 130.0 compares to 148.4 in 2020 and 93.5 in 2019. PNA was signed on 7/27/20. A modification of the loan was closed on July 2, 2021. At that time, the loan was also cross-collateralized with the Hotel Lucia loan (both of which are in COMM 2015-CCRE26). The Borrower continues to cooperate with Wells in working to get cash management fully

	implemented and it should be in place soon. The Borrower continues to perform under the modified terms.

20	407000523	LO	TX	03/03/21	2

The loan transferred to special servicing on 3/3/21 due to payment default. The loan is secured by the leasehold interest, which features a 153 room lodging property was built in 2006 and is located in El Paso, TX. A pre-negotiation letter was sent to the Borrower 3/16/2021 and was executed in July 2021. A March 2021 site inspection found the asset in good overall condition with some deferred maintenance. The August 2021 STR report shows an occupancy of 74.7% and an

	ADR of $120.25. A receiver was appointed in July 2021. The Special Servicer is evaluating rights and remedies outlined in the loan documents while evaluating proposals received from the Borrower.

23	304641023	MU	FL	06/02/20	2

COVID - The loan transferred to special servicing effective 6/2/2020 for imminent monetary default. The 92,188 SF mixed use office/retail property was built in 1995 and is located in Summerfield, FL. The property is separated by Spruce Creek

Medical Center (24,643 SF), Spruce Creek Professional Center (25,600 SF), and Spruce Creek Terrace Shoppes (41,945 SF). Combined occupancy at the property is 88% occupied as of June 2021. The property was inspected on 6/18/21 and found to be in good overall condition with no deferred maintenance noted. The borrower has requested forbearance relief and a DPO. The Special Servicer has not been able to reach an agreement on terms with the borrower for a

	workout of the loan. Therefore, the Special Servicer is moving forward with exercising rights and remedies and has filed for receivership and foreclosure. A receiver was appointed on 9/17/21.

31	304641031	LO	AZ	07/15/20	2

COVID - The loan transferred to special servicing effective 7/15/2020 due to monetary default. The 114 room extended stay hotel was built in 1997 (renovated in 2012) and is located in Scottsdale, AZ. Property was inspected 7/21/21 and found to be in good condition at that time. TTM November 2020 (more recent information not yet received) 45.0% occupancy, $122.17 ADR and $54.96 RevPAR (compared to $90.78 TTM 2019 and $88.02 TTM 2018). RevPAR Index of 111.1

compares to 110.0 in 2019 and 114.0 in 2018. The trailing three month RevPAR Index changed year-over-year, from 113.0 in 2019 to 112.1 in 2020. PNA signed. The collateral is currently being used as an Immigration and Customs

Enforcement center through December 2021. Several months ago the Borrower indicated they had a signed purchase and sale agreement, which was to close months ago but has not. Most recently the Borrower indicated it might close in

November or December 2021. If the sale closes, it is expected to result in a full payoff. The Borrower filed bankruptcy on 5/26/2021. The special servicer will pursue a lift-stay, then resume the foreclosure process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304641011	30,686,883.48	4.60000%	30,686,883.48	4.60000%	8	07/02/21	07/02/21	07/06/21
12	302691133	29,850,683.41	4.59000%	29,850,683.41	4.59000%	9	07/02/21	04/02/20	07/06/21
13	656100440	32,000,000.00	4.24000%	32,000,000.00	4.24000%	10	05/08/20	05/06/20	06/08/20
13	656100440	0.00	4.24000%	0.00	4.24000%	10	06/08/20	05/06/20	05/08/20
20	407000523	13,270,175.33	4.93900%	13,270,175.33	4.93900%	10	05/07/20	06/06/20	09/08/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	09/08/20	06/06/20	05/07/20
Totals		105,807,742.22		105,807,742.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(309.76)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,413.62	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	6,296.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,218.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,705.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,104.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	1,534.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	300.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,550.07	0.00	2,714.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,264.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30